OTHER OPERATING INCOME	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
OTHER OPERATING INCOME

19 OTHER OPERATING INCOME

	2023	2024	2025
	S$	S$	S$
Government grants:
Hiring Incentive and Training Programme	3,459	-	-
Market Readiness Assistance Grant	-	15,447	-
BeST 2.0	-	-	4,901
Others	4,112	11,715	3,530
Research income	507,736	433,871	536,461
Interest income	285,719	317,670	123,898
Rental income	-	-	8,423
Others	2,878	5,358	2,503
Total	803,904	784,061	679,716

The Hiring Incentive and Training Programme is an economic recovery incentive introduced in Malaysia to promote job creation among employers while increasing employment prospects.

The Market Readiness Assistance (“MRA”) grant helps companies expand into new markets overseas by defraying the costs of overseas market promotion, business development and set-up.

The BioAgrotech & BioPharmaceutical Employability and Entrepreneurship Specialized Talents Programme 2.0 (“BeST 2.0”) is a Malaysian government initiative designed to train and place graduates in the biotech industry.

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2023, 2024 and 2025